Income Tax Expense - Summary of Unrecognised Deferred Tax Assets (Detail) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018
Deferred Tax Assets And Liabilities [line items]
Total unrecognised deferred tax assets	€ 114,057	€ 113,062
Tax loss carry forwards [member]
Deferred Tax Assets And Liabilities [line items]
Total unrecognised deferred tax assets	97,544	99,133
Provision for contingent liabilities [member]
Deferred Tax Assets And Liabilities [line items]
Total unrecognised deferred tax assets	5,839	3,234
Inventory obsolescence [member]
Deferred Tax Assets And Liabilities [line items]
Total unrecognised deferred tax assets	2,336	2,055
Allowance for doubtful accounts [member]
Deferred Tax Assets And Liabilities [line items]
Total unrecognised deferred tax assets	2,296	2,145
Intercompany profit on inventory [member]
Deferred Tax Assets And Liabilities [line items]
Total unrecognised deferred tax assets	1,643	1,040
Provision for warranties [member]
Deferred Tax Assets And Liabilities [line items]
Total unrecognised deferred tax assets	1,419	1,343
Impairment of property, plant and equipment [member]
Deferred Tax Assets And Liabilities [line items]
Total unrecognised deferred tax assets	984	1,228
Goodwill and intangible assets [member]
Deferred Tax Assets And Liabilities [line items]
Total unrecognised deferred tax assets	483	569
IAS 19 adjustment—employees' leaving entitlement [member]
Deferred Tax Assets And Liabilities [line items]
Total unrecognised deferred tax assets	389	470
Deferred Costs [Member]
Deferred Tax Assets And Liabilities [line items]
Total unrecognised deferred tax assets		541
Other temporary differences [member]
Deferred Tax Assets And Liabilities [line items]
Total unrecognised deferred tax assets	€ 1,124	€ 1,304